UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ----------------------------

Check here if Amendment [X]; Amendment Number:      1
                                                  -----
   This Amendment (Check only one.):  [X] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
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Address:   320 Park Avenue
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           New York, New York 10022
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Form 13F File Number:  28-4019
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
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Title:     Manager of Eos General, L.L.C., its General Partner
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Phone:     (212) 832-5800
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Signature, Place, and Date of Signing:

        /s/ Steven M. Friedman      New York, New York          May 4, 2007
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   70
                                               -------------
                                                     192,831
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Aes Corp                          Common Stock   00130H105   2,367   110,000 SH  SOLE                      110,000
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Altria Group Inc                  Common Stock   02209S103   2,634    30,000 SH  SOLE                       30,000
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Annaly Cap Mgmt Inc               Common Stock   035710409     774    50,000 SH  SOLE                       50,000
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Anworth Mortgage Asset Corp       Common Stock   037347101   7,168   733,700 SH  SOLE                      733,700
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Atheros Communications Inc        Common Stock   04743P108     479    20,000 SH  DEFINED                    20,000
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Baker Hughes Inc                  Common Stock   057224107   1,653    25,000 SH  SOLE                       25,000
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Bauer Eddie Hldgs Inc             Common Stock   071625107     966    85,000 SH  SOLE                       85,000
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Broadcom Corp                     Class A        111320107     481    15,000 SH  DEFINED                    15,000
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Citrix Sys Inc                    Common Stock   177376100   1,009    31,500 SH  DEFINED                    31,500
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CBS Corporation New               Class A        124857103   2,008    65,600 SH  SOLE                       65,600
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CBS Corporation New               Class B        124857202     306    10,000 SH  SOLE                       10,000
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CVS Corp                          Common Stock   126650100     512    15,000 SH  SOLE                       15,000
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Canon Inc                         Common Stock   138006309   1,342    25,000 SH  SOLE                       25,000
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Capstead Mtg Corp                 Com No Par     14067E506   6,978   698,500 SH  SOLE                      698,500
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Caterpillar Inc Del               Common Stock   149123101   1,005    15,000 SH  SOLE                       15,000
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Chevron Corp New                  Common Stock   166764100   1,479    20,000 SH  SOLE                       20,000
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Chicago Mercantile Hldgs Inc      Class A        167760107   4,260     8,000 SH  SOLE                        8,000
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Citigroup Inc                     Common Stock   172967101   2,310    45,000 SH  SOLE                       45,000
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Coca-Cola Co                      Common Stock   191216100   3,168    66,000 SH  SOLE                       66,000
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Comcast Corp New                  Class A SPL    20030N200   1,942    76,250 SH  SOLE                       76,250
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Dr Horton Inc                     Common Stock   23331A109     440    20,000 SH  SOLE                       20,000
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Ebay Inc                          Common Stock   278642103     995    30,000 SH  DEFINED                    30,000
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Elan PLC                          ADR            284131208     465    35,000 SH  SOLE                       35,000
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EMC Corp Mass                     Common Stock   268648102      40     1,630 SH  DEFINED                     1,630
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Focus Media Hldg Ltd             Sponsored ADR   34415V109     549     7,000 SH  DEFINED                     7,000
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Gentek Inc                    Common Stock New   37245X203      18       534 SH  SOLE                          534
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Gentiva Health Services Inc       Common Stock   37247A102   1,532    75,969 SH  SOLE                       75,969
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Gilead Sciences                   Common Stock   375558103     383     5,000 SH  SOLE                        5,000
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Goldman Sachs Group Inc           Common Stock   38141G104   1,033     5,000 SH  SOLE                        5,000
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Halliburton Company               Common Stock   406216101   1,143    36,000 SH  SOLE                       36,000
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Hewlett Packard Co                Common Stock   428236103      18       330 SH  DEFINED                       330
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ICT Group Inc                     Common Stock   44929Y101     350    20,000 SH  SOLE                       20,000
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International Business Machs      Common Stock   459200101      44       510 SH  DEFINED                       510
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JP Morgan Chase & Co              Common Stock   46625H100   1,451    30,000 SH  SOLE                       30,000
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Johnson & Johnson                 Common Stock   478160104   2,742    45,500 SH  SOLE                       45,500
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Kaiser Aluminum Corp              Common Stock   483007704   2,925    37,500 SH  SOLE                       37,500
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Lennar Corp                       Class A        526057104     633    15,000 SH  SOLE                       15,000
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Live Nation Inc                   Common Stock   538034109     913    41,400 SH  SOLE                       41,400
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Lowes Co Inc                      Common Stock   548661107     630    20,000 SH  SOLE                       20,000
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Macrovision Corp                  Common Stock   555904101   1,027    41,000 SH  DEFINED                    41,000
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MFA Mtg Invts Inc             Common Stock New   55272X102     736    95,600 SH  SOLE                       95,600
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Meade Instruments Corp            Common Stock   583062104     495   201,300 SH  SOLE                      201,300
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Morgan Stanley                Common Stock New   617446448     788    10,000 SH  SOLE                       10,000
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Newmarket Corp                    Common Stock   651587107     407    10,000 SH  SOLE                       10,000
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News Corp                         Class B        65248E203     734    30,000 SH  SOLE                       30,000
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Nexcen Brands Inc                 Common Stock   653351106   2,976   300,000 SH  SOLE                      300,000
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Northstar Rlty Fin Corp           Common Stock   66704R100     152    10,000 SH  SOLE                       10,000
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Nvidia Corp                       Common Stock   67066G104     720    25,000 SH  DEFINED                    25,000
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Oil Svc Holdrs Tr                Depostry Rcpt   678002106      18     1,050 SH  SOLE                        1,050
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Peabody Energy Corp               Common Stock   704549104   1,006    25,000 SH  SOLE                       25,000
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Pfizer Inc                        Common Stock   717081103     505    20,000 SH  SOLE                       20,000
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R.H. Donnelley Corp           Common Stock New   74955W307   4,253    60,000 SH  SOLE                       60,000
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Radio One Inc                  Class D Non Vtg   75040P405     323    50,000 SH  SOLE                       50,000
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Reliance Steel & Aluminum Co      Common Stock   759509102   2,904    60,000 SH  SOLE                       60,000
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Ryland Group Inc                  Common Stock   783764103   1,266    30,000 SH  SOLE                       30,000
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Seacor Holdings Inc               Common Stock   811904101   3,050    31,000 SH  SOLE                       31,000
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Seagate Technology                SHS            G7945J104     664    28,500 SH  DEFINED                    28,500
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Supertex Inc                      Common Stock   868532102     797    24,000 SH  DEFINED                    24,000
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TD Ameritrade Hldg Corp           Common Stock   87236Y108   1,265    85,000 SH  SOLE                       85,000
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Time Warner Inc                   Common Stock   887317105   4,536   230,000 SH  SOLE                      230,000
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Titanium Metals Corp          Common Stock New   888339207   1,256    35,000 SH  SOLE                       35,000
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Toll Brothers Inc                 Common Stock   889478103     548    20,000 SH  SOLE                       20,000
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Town Sports Intl Hldgs Inc        Common Stock   89214A102   2,725   125,000 SH  SOLE                      125,000
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Tyco Intl Ltd New                 Common Stock   902124106   1,861    59,000 SH  SOLE                       59,000
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Verasun Energy Corp               Common Stock   92336G106  94,648 4,763,368 SH  DEFINED                 4,763,368
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Viacom Inc New                    Class A        92553P102     821    20,000 SH  SOLE                       20,000
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Vodafone Group PLC New           Sponsored ADR   92857W209   1,058    39,375 SH  SOLE                       39,375
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Foster Wheeler Ltd                SHS New        G36535139     584    10,000 SH  SOLE                       10,000
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Marvell Technology Group Ltd      ORD            G5876H105     672    40,000 SH  SOLE                       40,000
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UBS AG                            SHS New        H89231338     891    15,000 SH  SOLE                       15,000
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